Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Capital
CET1 capital	$ 57,001	$ 51,572
Tier 1 capital	63,279	58,361
Total capital	72,494	67,556
Risk-weighted Assets (RWA) used in calculation of capital ratios
CET1 capital RWA	495,528	474,478
Tier 1 capital RWA	495,993	474,478
Total capital RWA	496,459	474,478
Total capital RWA consisting of:
Credit risk	401,534	376,519
Market risk	32,209	27,618
Operational risk	62,716	59,203
Regulatory floor adjustment		11,138
Total capital RWA	$ 496,459	$ 474,478
Capital ratios and Leverage ratio
CET1 ratio	11.50%	10.90%
Tier 1 capital ratio	12.80%	12.30%
Total capital ratio	14.60%	14.20%
Leverage ratio	4.40%	4.40%
Leverage ratio exposure (billions)	$ 1,450,800	$ 1,315,500